UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here is Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89401

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	Chief Operating Officer
Phone:	(773) 283-8822
Signature, Place, and Date of Signing:

Steven M. Kleiman	Chicago, Illinois	May 13, 2002

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  96

Form 13F Information Table Value Total: $927,032
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
Metromedia Int'l Group, Inc.$3.625 PFD CONV %	591695200	5,153 1,028,600	SH	Sole		"1,028,600"	0	0
Simon Property Group Inc. $6.50 PFD CV B 6.50%	828806406   43,022 485,570"	SH	Sole		"485,570"	0	0
Ceyoniq AG	                 SPONSORED ADR	15721M107	361	"392,751"	SH	Sole		"392,751"	0	0
Sovereign Capital Trust $3.750 UNIT 11/12/2029	845905306	8,351 104,400"	SH	Sole		"104,400"	0	0
McLeodUSA Inc. $16.875	     PFD CONV 6.75%	582266201	2,545 101,800"	SH	Sole		"101,800"	0	0
Equity Office Properties $2.625 PFD CV B 5.25%	294741509	3,416" 75,500"	SH	Sole		"75,500"	0	0
AES Trust III $3.375	     PFD CV 6.75%	      00808N202	1,575" 70,000"	SH	Sole		"70,000"	0	0
CNF Trust I $2.500	     TECONS SER A 	12612V205	2,686" 58,680"	SH	Sole		"58,680"	0	0
Freeport McMoran (Class A) $1.75 PFD CV 0.05SH	35671D501	621	  32,750"	SH	Sole		"32,750"	0	0
General Motors 5.25% Series B	DEB SR CONV B	370442733	29,932 1,095,200  SH	Sole		0	0	0
General Motors 4.5% Series A	DEB SR CONV A	370442741	6,911 260,000 "	SH	Sole		0	0	0
AES Corporation	            SDCV 4.500%	      00130HAN5	4,970 8,000,000   SH	Sole		0	0	0
Adelphia Communications Corp.	NOTE 6.00% 2/1	006848BG9	2,168 2,925,000   SH	Sole		0	0	0
"Aether Systems, Inc."	      NOTE 6.00% 3/2	00808VAA3	1,830 3,000,000   SH	Sole		0	0	0
Affiliated Computer Services	NOTE 3.500% 2/1	008190AF7	11,520 8,000,000  SH	Sole		0	0	0
Affiliated Managers Group	NOTE    5/0	      008252AC2	11,378 11,640,000 PRN	Sole		0	0	0
American Greetings Corp.	NOTE 7.000%   7/1 026375AJ4	8,645 5,503,000 "	PRN	Sole		0	0	0
American Tower Corp.	      NOTE 6.250%10/1	029912AB8	768 	  1,200,000 PRN	Sole		0	0	0
AmerisourceBergen Corp.	      NOTE 5.000%12/0	03071PAD4	10,229 6,900,000  PRN	Sole		0	0	0
Anadarko Petroleum Corp	      DBCV   3/0	      032511AP2	24,810 35,380,000 PRN	Sole		0	0	0
Apogent Technologies	      DEBT  2.250%10/1	03760AAE1	31,539 30,565,000 PRN	Sole		0	0	0
Asyst Technologies	      NOTE   5.750% 7/0	04648XAB3	6,950 5,000,000 "	PRN	Sole		0	0	0
Avaya Inc.	                  NOTE   10/3	      053499AA7	4,911 11,870,000  PRN	Sole		0	0	0
"BISYS Group, Inc."	      NOTE  4.000% 3/1	055472AB0	1,115 900,000 "	PRN	Sole		0	0	0
BankAtlantic Bancorp Inc.	SDCV  5.625%12/0	065908AC9	3,098 2,625,000 "	PRN	Sole		0	0	0
"Barnes & Noble, Inc."	      NOTE   5.250%3/1	067774AD1	8,541 7,300,000 "	PRN	Sole		0	0	0
Brightpoint Inc.	            NOTE   3/1	      109473AC2	5,662 15,728,000 	PRN	Sole		0	0	0
Brinker International	      DBCV    10/1	109641AC4	13,715 20,300,000	PRN	Sole		0	0	0
CKE Restaurants Inc.	      NOTE   4.250% 3/1 12561EAB1	1,383 1,520,000 	PRN	Sole		0	0	0
CNET Inc.	                  NOTE  5.000% 3/0	125945AC9	1,965 3,000,000 	PRN	Sole		0	0	0
"Cell Therapeutic, Inc."	NOTE  5.7505 6/1	150934AC1	6,755 7,000,000 	PRN	Sole		0	0	0
Cephalon Inc. (144A)	      SB NT CV 144A  06	156708AD1	4,559 4,700,000 	PRN	Sole		0	0	0
Checkpoint Systems Inc.	      SDCV  5.250% 11/0	162825AB9	1,679 1,650,000 	PRN	Sole		0	0	0
Conexant Systems	            NOTE   4.000% 2/0	207142AF7	423 	  650,000 	PRN	Sole		0	0	0
Corning Inc.	            NOTE 3.500% 11/0	219350AK1	8,594 8,670,000 	PRN	Sole		0	0	0
"D.R. Horton, Inc."	      NOTE  5/1	      23331AAH2	3,834 5,400,000 	PRN	Sole		0	0	0
Diamond Offshore Drilling	DBCV   1.500% 4/1	25271CAE2	2,309 2,500,000 	PRN	Sole		0	0	0
ETrade Group Inc.	            NOTE 6.750%  5/1	269246AD6	11,350 10,100,000 PRN	Sole		0	0	0
Elan Corp	                  NOTE  12/1	      284129AC7	22,620 46,005,000 PRN	Sole		0	0	0
Financial Federal Corporation	NOTE 4.500% 5/0	317492AC0	4,847 4,215,000   PRN	Sole		0	0	0
First Data Corporation	      DEBT  2.000% 3/0	319963AD6	46,826 38,860,000 PRN	Sole		0	0	0
Four Seasons	            NOTE  9/2	      35100EAD6	9,951 29,484,000 	PRN	Sole		0	0	0
Genzyme Corp.	            SDCV   3.00% 5/1	372917AK0	1,888 2,000,000 	PRN	Sole		0	0	0
Gilead Sciences	            NOTE  5.000% 12/1	375558AB9	8,816 5,400,000 	PRN	Sole		0	0	0
"HCC Insurance Holdings, Inc.	NOTE 2.000% 9/0	404132AA0	8,576 7,900,000 "	PRN	Sole		0	0	0
ICN Pharmaceuticals	      NOTE 6.500% 7/1	448924AM2	11,674 10,400,000 PRN	Sole		0	0	0
Ibasis Inc.	                  NOTE  5.750% 3/1	450732AA0	769 	2,365,000 "	PRN	Sole		0	0	0
Spherion Corporation	      NOTE  4.500% 6/0	45868PAA8	6,541 7,695,000 "	PRN	Sole		0	0	0
Internet Capital Group Inc.	NOTE  5.500% 12/2	46059CAA4	1,878 5,290,000 "	PRN	Sole		0	0	0
Intevac Inc.	            NOTE  6.500% 3/0	461148AC2	7,764 11,944,000 "PRN	Sole		0	0	0
Kerr McGee Corp.	            SDCV 5.250% 2/1	492386AP2	50,651 42,170,000 PRN	Sole		0	0	0
"King Pharmaceuticals, Inc.	DBCV  2.750%11/1	495582AG3	7,712 7,800,000 "	PRN	Sole		0	0	0
LSI Logic	                  NOTE   4.250% 3/1	502161AD4	4,665 4,000,000 "	PRN	Sole		0	0	0
L-3 Communications Holdings	NOTE   5.250% 6/0	502424AB0	11,278 7,500,000 "PRN	Sole		0	0	0
Lamar Advertising	            NOTE  5.250% 9/1	512815AF8	3,203 2,990,000 "	PRN	Sole		0	0	0
Lennar Corporation	      DBCV   7/2	      526057AA2	3,064 4,300,000 "	PRN	Sole		0	0	0
Level Three Communications	NOTE   6.000% 9/1	52729NAG5	6,563 25,000,000 "PRN	Sole		0	0	0
Level Three Communications	NOTE   6.000% 3/1	52729NAS9	1,164 4,520,000 "	PRN	Sole		0	0	0
Magna International Inc.	SDCV   4.875% 2/1	559222AG9	7,491 7,130,000 "	PRN	Sole		0	0	0
Mediacom Communications Corp.	NOTE  5.250  7/0	58446KAA3	4,105 4,100,000 "	PRN	Sole		0	0	0
Merrill Lynch	            FRNT  3/1	      590188A73	21,373 20,600,000 PRN	Sole		0	0	0
Mirant Corp.	            DBCV  2.500%  6/1	604675AB4	806 	1,000,000 "	PRN	Sole		0	0	0
NCO Group 	                  NOTE  4.750% 4/1	628858AB8	8,659 8,300,000 "	PRN	Sole		0	0	0
NTL Incorporated	            NOTE  6.750%  5/1	62941AAB5	3,434 10,100,000 "PRN	Sole		0	0	0
News Corp.	                  NOTE  2/2	      652482AZ3	5,153 10,820,000 "PRN	Sole		0	0	0
Nortel Networks Corp.	      NOTE  4.250% 9/0	656568AB8	37,982 53,125,000 PRN	Sole		0	0	0
Corning Inc.	            NOTE  4.875%  3/0	671400AL3	28,718 34,600,000 PRN	Sole		0	0	0
Omnicom Group	            NOTE 2/0	      681919AK2	782 	760,000 "	PRN	Sole		0	0	0
ONI Systems Corp.       	NOTE 5.000% 10/1	68273FAA1	765 	1,000,000 "	PRN	Sole		0	0	0
"PMI Group, Inc."	            DBCV 2.500%  7/1	69344MAE1	3,699 3,370,000 "	PRN	Sole		0	0	0
Personnel Group	            NOTE 5.750%  7/0	715338AE9	10,554 21,761,000 PRN	Sole		0	0	0
Province Healthcare Co.	      NOTE  4.500% 11/2	743977AC4	7,895 7,600,000 "	PRN	Sole		0	0	0
Providian Financial Corp.	NOTE  3.250%  8/1	74406AAA0	409 	600,000 "	PRN	Sole		0	0	0
Quadramed Corporation	      SDCV  45.250% 5/0	74730WAC5	1,204 1,450,000 "	PRN	Sole		0	0	0
"Quanta Services, Inc."	      NOTE  4.000%  7/0	74762EAA0	1,158 1,605,000 "	PRN	Sole		0	0	0
Reebok Intl Ltd	            DBCV  4.250% 3/0	758110AE0	16,060 15,745,000 PRN	Sole		0	0	0
Reptron Electronics Inc.	NOTE  6.750%  8/0	76026WAA7	462 	840,000 "	PRN	Sole		0	0	0
Royal Caribbean Cruises Ltd.	NOTE    2/0	      780153AK8	13,376 36,030,000 PRN	Sole		0	0	0
Royal Caribbean Cruises Ltd.	NOTE     5/1	780153AM4	15,776 37,340,000 PRN	Sole		0	0	0
"School Specialty, Inc."	NOTE   6.000% 8/0	807863AC9	9,294 8,500,000 "	PRN	Sole		0	0	0
"Sepracor, Inc."	            SDCV   7.000%12/1	817315AH7	3,800 5,000,000 "	PRN	Sole		0	0	0
"Sepracor, Inc."	            SDCV   5.000% 2/1	817315AL8	597 	950,000 "	PRN	Sole		0	0	0
Service Corp. International	NOTE   6.750% 6/2	817565AU8	14,660 14,355,000 PRN	Sole		0	0	0
Shaw Group	                  NOTE    5/0	      820280AC9	304 	550,000 "	PRN	Sole		0	0	0
Solectron Corp.	            NOTE     11/2	834182AL1	20,925 45,490,000 PRN	Sole		0	0	0
Standard Motor Products	      SDCV   6.750% 7/1	853666AB1	5,801 7,390,000 "	PRN	Sole		0	0	0
Telefonos de Mexico	      DBCV   4.250% 6/1	879403AD5	13,428 9,490,000  PRN	Sole		0	0	0
"Teradyne, Inc."	            SDCV  3.750% 10/1	880770AD4	15,413 9,100,000 	PRN	Sole		0	0	0
Tribune Co.	                  NOTE   4/1	      887364AE7	52,212 78,514,000 PRN	Sole		0	0	0
Tyco International Ltd.	      NOTE     11/1	902124AC0	1,204 1,800,000 "	PRN	Sole		0	0	0
"United Parcel Service, Inc."	NOTE   1.750% 9/2	911312AB2	34,397 33,805,000 PRN	Sole		0	0	0
Universal Health Services	DBCV   6/2	      913903AL4	265 	470,000 "	PRN	Sole		0	0	0
Vector Group Ltd.	            NOTE   6.250% 7/1	92240MAC2	4,420 4,250,000 "	PRN	Sole        0     0     0
ViroPharma Inc.	            NOTE   6.000% 3/0	928241AC2	388 	1,000,000 "	PRN	Sole		0     0     0
Wellpoint Health Network      SDCV  7/0	      94973HAA6	39,782 45,015,000 PRN	Sole		0     0     0
Xerox Corp.	                  SDCV  0.570%  4/2	984121BB8	560 	1,000,000 "	PRN	Sole	      0     0     0
COLUMN TOTALS			                       "927,032"
